Revenue	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenue	REVENUEThe Company recognizes revenue from the sale of manufactured products and services when control of promised goods or services are transferred to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.
Disaggregation of Revenues

Beginning in the second quarter of 2020, sales were moved within product and service offering categories to reflect a strategic realignment within the Company's matrix organizational structure. Comparative results for the three and six months ended June 30, 2019 have been adjusted to reflect this modification. Additionally, product and service offering category names were revised as follows: Services & software solutions changed to Service & spares and I.T. edge & infrastructure changed to Integrated rack solutions. There was no change in the description of the Critical infrastructure & solutions offering.

The following table disaggregates our revenue by product and service offering and timing of transfer of control:

	Three months ended June 30, 2020
	Americas	Asia Pacific	Europe, Middle East, & Africa	Total
Sales by Product and Service Offering:
Critical infrastructure & solutions	$250.6	$202.2	$99.4	$552.2
Services & spares	161.1	88.1	66.5	315.7
Integrated rack solutions	73.0	32.5	32.3	137.8
Total	$484.7	$322.8	$198.2	$1,005.7

Timing of revenue recognition:
Products and services transferred at a point in time	$332.4	$256.8	$153.4	$742.6
Products and services transferred over time	152.3	66.0	44.8	263.1
Total	$484.7	$322.8	$198.2	$1,005.7

	Three months ended June 30, 2019
	Americas	Asia Pacific	Europe, Middle East, & Africa	Total
Sales by Product and Service Offering: (1)
Critical infrastructure & solutions	$317.4	$194.7	$124.3	$636.4
Services & spares	170.9	91.5	74.3	336.7
Integrated rack solutions	86.8	37.1	37.1	161.0
Total	$575.1	$323.3	$235.7	$1,134.1

Timing of revenue recognition:
Products and services transferred at a point in time	$417.3	$254.7	$190.3	$862.3
Products and services transferred over time	157.8	68.6	45.4	271.8
Total	$575.1	$323.3	$235.7	$1,134.1

(1)Comparative results for Critical infrastructure & solutions, Services & spares and Integrated rack solutions for the three months ended June 30,2019 have been adjusted by $(36.2), $10.8, and $25.4, respectively, to reflect the strategic realignment described above.

	Six months ended June 30, 2020
	Americas	Asia Pacific	Europe, Middle East, & Africa	Total
Sales by Product and Service Offering:
Critical infrastructure & solutions	$490.4	$318.5	$204.8	$1,013.7
Services & spares	322.7	167.3	131.9	621.9
Integrated rack solutions	138.3	60.9	68.2	267.4
Total	$951.4	$546.7	$404.9	$1,903.0

Timing of revenue recognition:
Products and services transferred at a point in time	$645.6	$417.7	$319.2	$1,382.5
Products and services transferred over time	305.8	129.0	85.7	520.5
Total	$951.4	$546.7	$404.9	$1,903.0

	Six months ended June 30, 2019
	Americas	Asia Pacific	Europe, Middle East, & Africa	Total
Sales by Product and Service Offering: (2)
Critical infrastructure & solutions	$650.8	$336.1	$258.5	$1,245.4
Services & spares	324.9	174.5	143.5	642.9
Integrated rack solutions	154.0	71.7	74.9	300.6
Total	$1,129.7	$582.3	$476.9	$2,188.9

Timing of revenue recognition:
Products and services transferred at a point in time	$833.4	$451.4	$389.8	$1,674.6
Products and services transferred over time	296.3	130.9	87.1	514.3
Total	$1,129.7	$582.3	$476.9	$2,188.9

(2)Comparative results for Critical infrastructure & solutions, Services & spares and Integrated rack solutions for the six months ended June 30,2019 have been adjusted by $(65.8), $10.7, and $55.1, respectively, to reflect the strategic realignment described above.

The opening and closing balances of our current and long-term contract assets and current and long-term deferred revenue are as follows:

	Balances at June 30, 2020	Balances at December 31, 2019
Deferred revenue - current (3)	$190.2	$160.9
Deferred revenue - noncurrent (4)	37.9	41.3
Other contract liabilities - current (3)	36.0	39.8

(3)Current deferred revenue and contract liabilities are included within accrued expenses and other liabilities.
(4)Noncurrent deferred revenue is recorded within other long-term liabilities.
Deferred revenue consists primarily of maintenance, extended warranty and other service contracts. We expect to recognize revenue of $11.6, $13.8 and $12.5 in the last six months of 2021, fiscal year 2022, and thereafter, respectively.